Equity - Schedule of Incentive shares (Detail)	12 Months Ended
Dec. 31, 2022
Up to 120
Incentive shares discount rate	2500.00%
Up to 120 | Maximum
Incentive Shares Monthly Installments	120
Up to 120 | Bottom of range
Time remaining to the end of the lockup period	7 years
Up to 120 | Top of range
Time remaining to the end of the lockup period	10 years
Up to 60
Incentive shares discount rate	2000.00%
Up to 60 | Maximum
Incentive Shares Monthly Installments	60
Up to 60 | Bottom of range
Time remaining to the end of the lockup period	3 years
Up to 60 | Top of range
Time remaining to the end of the lockup period	7 years
Up to 36
Incentive shares discount rate	1500.00%
Up to 36 | Maximum
Incentive Shares Monthly Installments	36
Up to 36 | Bottom of range
Time remaining to the end of the lockup period	0 years
Up to 36 | Top of range
Time remaining to the end of the lockup period	3 years